8. INVESTMENTS (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Investments Abstract
Investments in associates and joint controlled entities, beginning		R$ 5,630,613	R$ 5,499,995
Capital increase		27,909
Dividends	[1]	(94,603)	(87,846)
Comprehensive income	[2]	(2,592)	272
Equity in results of affiliated companies	[3]	175,524	173,145
Receipt arising from the sale of Usiminas' shares			(39,377)
Update of shares classified at fair value through profit or loss		(118,780)	96,133
Reclassification of Usiminas shares		(2,114,620)
Consolidation CBSI		(8,775)
Amortization of fair value - investment in MRS		(11,747)	(11,746)
Others		45	37
Investments in associates and joint controlled entities, ending		R$ 3,584,169	R$ 5,630,613

[1]	In 2019, refers to the allocation of dividends of Ita Energetica, CSN Energia, CSN Mineracao, Sepetiba Tecon, CBSI - Companhia Brasileira de Servicos de Infraestrutura and joint venture MRS Logistica.
[2]	Refers to translation to the reporting currency of the foreign investments of which functional currency is not the Brazilian Reais, actuarial gain/loss and gain/loss on investment hedge from investments accounted for under the equity method.
[3]	The table below shows the reconciliation of the equity in results of affiliated companies classified as joint venture and associates and the amount disclosed in the income statement and it is due to the elimination of the results of the CSN's transactions with these companies.